Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 17 - Subsequent Events

In accordance with ASC 855-10, Company management reviewed all material events through the date of the filing of this report and determined that there are no additional material subsequent events to report.